Description of Business, Organization and Significant Concentrations and Risks - Country Risk and Cash Concentration (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 71,339,361	$ 11,194,702	¥ 112,723,433
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances	71,339,361		112,723,433
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances	59,679,880		97,910,745
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances	59,679,748		85,103,159
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	132		12,807,586
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances	11,659,481		14,812,688
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	11,460,063		13,314,551
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 199,418		1,498,135
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Cash and cash equivalents balances			¥ 2